Annual Fund Operating Expenses - The Hartford Capital Appreciation Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual fund operating expenses	1.07%
Class C
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual fund operating expenses	1.84%
Class I
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.78%
Class R3
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.25%
Total annual fund operating expenses	1.41%
Class R4
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual fund operating expenses	1.10%
Class R5
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.80%
Class R6
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total annual fund operating expenses	0.70%
Class Y
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.80%
Class F
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total annual fund operating expenses	0.70%